Average Annual Total Returns{- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 40%	Fidelity Advisor Asset Manager 40%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 40%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0594 Past 1 year	F0594 Past 5 years	F0594 Past 10 years
Total	8.91%	4.02%	5.71%	7.85%	3.09%	4.74%	5.68%	2.83%	4.24%	11.22%	4.23%	5.68%	13.61%	4.46%	5.53%	15.84%	5.57%	6.62%	15.96%		7.08%	[1]	8.72%	3.05%	3.75%	15.34%	5.60%	6.42%

[1]	(a)Since inception October 2, 2018.